Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3		¥ 0	¥ 0
Japanese prefectural and foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 3,305,000,000
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	1,998,000,000
CMBS and RMBS in the Americas
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2	¥ 23,406,000,000